UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                       13F
                              Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  September 30, 2000

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:



                              Name:  Marc C. Cohodes

                    Address: 374 Millburn Avenue, Suite 205E
                             Millburn, New Jersey 07041
                    -----------------------------------------


                         Form 13F File Number: 28-02246
                         ------------------------------

             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:  Marc C. Cohodes
       ---------------------------------

Title:  Institutional Investment Manager
       ---------------------------------

Phone:  973-467-7600
       ---------------------------------


Signature, Place, and Date of Signing:

/s/ Marc C. Cohodes                 Millburn, NJ               June 30, 2006
--------------------------      --------------------      ----------------------
[Signature]                         [City, State]                [Date]



Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number: 28-3470         Name: David A. Rocker